Share-based payments - General Terms (Details)	12 Months Ended
Jun. 30, 2025 tranche
49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c, 79c, 84, 87a, 89, 94 | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c, 79c, 84, 87a, 89, 94 | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c, 79c, 84, 87a, 89, 94 | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement	36 months
38a, 40a, 57 & 66
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	1
51 & 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	2
55
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	5
63a | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
63a | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
63a | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement	36 months
64a | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	1
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
64a | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	2
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
64a | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
Period of vesting requirements for share based payment arrangement	36 months
64a | Tranche five
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	5
79a, 79d | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
79a, 79d | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	2
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
79a, 79d | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
Period of vesting requirements for share based payment arrangement	36 months
79a, 79d | Tranche four
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	4
79a, 79d | Tranche five
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	5
85, 86, 88, 93, 98, 99, 101, 102
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
85, 86, 88, 93, 98, 99, 101, 102 | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	6 months
85, 86, 88, 93, 98, 99, 101, 102 | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	9 months
85, 86, 88, 93, 98, 99, 101, 102 | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement	12 months
87c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
87c | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
87c | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
87c | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement	36 months
87b | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
87b | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
87b | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement	36 months
92, 106
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	4
92, 106 | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
92, 106 | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
92, 106 | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement	36 months
96, 96a, 96b, 96c, 96d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	11
96, 96a, 96b, 96c, 96d | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.06
Number of tranches of share based payment arrangement	5
96, 96a, 96b, 96c, 96d | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.12
Number of tranches of share based payment arrangement	5
96, 96a, 96b, 96c, 96d | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.1
Number of tranches of share based payment arrangement	1
97a | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
97a | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	2
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
97a | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
Period of vesting requirements for share based payment arrangement	36 months
97a | Tranche four
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	4
97b | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
97b | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	2
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
97b | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
Period of vesting requirements for share based payment arrangement	36 months
97b | Tranche eight
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	8
105
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	7
105 | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.5
Period of vesting requirements for share based payment arrangement	6 months
105 | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.5
Period of vesting requirements for share based payment arrangement	6 months
Bottom of range | 36a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	2
Bottom of range | 49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c, 79c, 84, 87a, 89, 94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	2
Bottom of range | 39a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	1
Bottom of range | 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
Bottom of range | 87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	4
Top of range | 36a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
Top of range | 49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c, 79c, 84, 87a, 89, 94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
Top of range | 39a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	2
Top of range | 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	8
Top of range | 87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	5